FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-7590

John Hancock Patriot Preferred Dividend Fund
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  (Exact name of registrant as specified in charter)

601 Congress Street
Boston, Massachusetts 02210-2805
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  (Address of principal executive offices)

Amanda Spring
601 Congress Street
Boston, Massachusetts 02210-2805
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-225-5291

Date of Fiscal year-end: 6/30/2005

Date of reporting period: 7/1/2004 - 6/30/2005

   Item 1. Proxy Voting Record
   Account Number: 12724900 Patriot Preferred Dividend

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Alliant Energy Corp LNT  018802108  5/19/05  Annual
   1.01   Elect William D. Harvey MGMT YES FOR FOR
   1.02   Elect Singleton B. McAllister MGMT YES FOR FOR
   1.03   Elect Anthony R. Weiler MGMT YES FOR FOR

   Aquila Inc ILA  03840P102  5/4/05  Annual
   1.01   Elect Herman Cain MGMT YES FOR FOR
   1.02   Elect Patrick J. Lynch MGMT YES FOR FOR
   1.03   Elect Nicholas J. Singer MGMT YES FOR FOR

   Dominion Resources Inc D  25746U109  4/22/05  Annual
   1.01   Elect Peter W. Brown MGMT YES FOR FOR
   1.02   Elect Ronald J. Calise MGMT YES FOR FOR
   1.03   Elect Thomas E. Capps MGMT YES FOR FOR
   1.04   Elect George A. Davidson Jr. MGMT YES FOR FOR
   1.05   Elect Thomas F. Farrell II MGMT YES FOR FOR
   1.06   Elect John W. Harris MGMT YES FOR FOR
   1.07   Elect Robert S. Jepson Jr. MGMT YES FOR FOR
   1.08   Elect Mark J. Kington MGMT YES FOR FOR
   1.09   Elect Benjamin J. Lambert III MGMT YES FOR FOR
   1.10   Elect Richard L. Leatherwood MGMT YES FOR FOR
   1.11   Elect Margaret A. McKenna MGMT YES FOR FOR
   1.12   Elect Kenneth A. Randall MGMT YES FOR FOR
   1.13   Elect Frank S. Royal MGMT YES FOR FOR
   1.14   Elect S. Dallas Simmons MGMT YES FOR FOR
   1.15   Elect David A. Wollard MGMT YES FOR FOR
   2.00   Adopt Director Stock Incentive Plan MGMT YES AGNST AGNST
   3.00   Adopt Stock Incentive Plan MGMT YES FOR FOR
   4.00   Ratify selection of auditors MGMT YES FOR FOR
   5.00   Report or take action on climate change SHLDR YES ABSTAIN AGNST

   DTE Energy Co DTE 233331107 4/28/05 Annual 1.01 Elect Lillian Bauder MGMT YES FOR FOR 1.02 Elect Josue Robles Jr. MGMT YES FOR FOR 1.03 Elect Howard F. Sims MGMT YES FOR FOR 2.00 Ratify selection of auditors MGMT YES FOR FOR

   El Paso Tennessee Pipeline   283727204  7/16/04  Annual
   1.00   Elect Joe B. Wyatt MGMT YES WHOLD AGNST

   KeySpan Corp KSE  49337W100  5/20/05  Annual
   1.01   Elect Robert B. Catell MGMT YES FOR FOR
   1.02   Elect Andrea S. Christensen MGMT YES FOR FOR
   1.03   Elect Robert J. Fani MGMT YES FOR FOR
   1.04   Elect Alan H. Fishman MGMT YES FOR FOR
   1.05   Elect James R. Jones MGMT YES FOR FOR
   1.06   Elect James L. Larocca MGMT YES FOR FOR
   1.07   Elect Gloria C. Larson MGMT YES FOR FOR
   1.08   Elect Stephen W. McKessy MGMT YES FOR FOR
   1.09   Elect Edward D. Miller MGMT YES FOR FOR
   1.10   Elect Vikki L. Pryor MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   NiSource Inc NI 65473P105 5/10/05 Annual 1.01 Elect Steven R. McCracken MGMT YES FOR FOR 1.02 Elect Ian M. Rolland MGMT YES FOR FOR 1.03 Elect Robert C Skaggs Jr MGMT YES FOR FOR 1.04 Elect John W. Thompson MGMT YES FOR FOR 2.00 Ratify selection of auditors MGMT YES FOR FOR 3.00 Adopt Stock Incentive Plan MGMT YES AGNST AGNST
   4.00 Add shares to employee stock purchase plan MGMT YES FOR FOR 5.00 Repeal classified board SHLDR YES FOR AGNST 6.00 Majority vote to elect directors SHLDR YES AGNST FOR

   NSTAR NST 67019E107 4/28/05 Annual 1.01 Elect Charles K. Gifford MGMT YES FOR FOR 1.02 Elect Paul A. LaCamera MGMT YES FOR FOR 1.03 Elect Sherry H. Penney MGMT YES FOR FOR 1.04 Elect William C. Van Faasen MGMT YES FOR FOR 2.00 Ratify selection of auditors MGMT YES FOR FOR 3.00 Increase authorized common stock MGMT YES FOR FOR

   Peoples Energy Corp PGL 711030106 2/25/05 Annual 1.01 Elect Keith E. Bailey MGMT YES FOR FOR 1.02 Elect James R. Boris MGMT YES FOR FOR 1.03 Elect William J. Brodsky MGMT YES FOR FOR 1.04 Elect Pastora San Juan Cafferty MGMT YES FOR FOR 1.05 Elect Diana S. Ferguson MGMT YES FOR FOR 1.06 Elect John W. Higgins MGMT YES FOR FOR 1.07 Elect Dipak C. Jain MGMT YES FOR FOR 1.08 Elect Michael E. Lavin MGMT YES FOR FOR 1.09 Elect Homer J. Livingston Jr. MGMT YES FOR FOR 1.10 Elect Thomas M. Patrick MGMT YES FOR FOR 1.11 Elect Richard P. Toft MGMT YES FOR FOR 1.12 Elect Arthur R. Velasquez MGMT YES FOR FOR 2.00 Redeem or vote on poison pill SHLDR YES FOR N/A

   Puget Energy Inc PSD 745310102 5/10/05 Annual 1.01 Elect William S. Ayer MGMT YES FOR FOR 1.02 Elect Charles W. Bingham MGMT YES FOR FOR 1.03 Elect Robert
   L. Dryden MGMT YES FOR FOR 1.04 Elect Sally G. Narodick MGMT YES FOR FOR 2.00 Adopt Stock Incentive Plan MGMT YES AGNST AGNST 3.00 Adopt director stock award plan MGMT YES AGNST AGNST 4.00 Ratify selection of auditors MGMT YES FOR FOR

   Sierra Pacific Resources SRP 826428104 5/2/05 Annual 1.01 Elect Joseph B. Anderson Jr. MGMT YES FOR FOR 1.02 Elect Krestine M. Corbin MGMT YES FOR FOR
   1.03 Elect Philip G. Satre MGMT YES FOR FOR 1.04 Elect Clyde T. Turner MGMT YES FOR FOR 2.00 Redeem or vote on poison pill SHLDR YES FOR AGNST

   Teco Energy Inc TE  872375100  4/27/05  Annual
   1.01   Elect DuBose Ausley MGMT YES FOR FOR
   1.02   Elect James L. Ferman Jr. MGMT YES FOR FOR
   1.03   Elect James O. Welch Jr. MGMT YES FOR FOR
   1.04   Elect Paul L. Whiting MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   WPS Resources Corp WPS 92931B106 5/19/05 Annual 1.01 Elect Albert J. Budney Jr. MGMT YES FOR FOR 1.02 Elect James L. Kemerling MGMT YES FOR FOR 1.03 Elect John C. Meng MGMT YES FOR FOR 2.00 Ratify selection of auditors MGMT YES FOR FOR 3.00 Adopt the 2005 Omnibus Stock Option MGMT YES AGNST AGNST
   4.00   Add shares to the Deferred Compensation Plan MGMT YES FOR FOR

   Xcel Energy Inc XEL  98389B100  5/25/05  Annual
   1.01   Elect Richard H. Anderson MGMT YES FOR FOR
   1.02   Elect C. Coney Burgess MGMT YES FOR FOR
   1.03   Elect A. Barry Hirschfeld MGMT YES FOR FOR
   1.04   Elect Richard C. Kelly MGMT YES FOR FOR
   1.05   Elect Albert F. Moreno MGMT YES FOR FOR
   1.06   Elect Ralph R. Peterson MGMT YES FOR FOR
   1.07   Elect Margaret R. Preska MGMT YES FOR FOR
   1.08   Elect Ronald M. Moquist MGMT YES FOR FOR
   2.00 Adopt the 2005 Omnibus Stock Incentive Plan MGMT YES AGNST AGNST 3.00 Adopt the Executive Annual Incentive Plan MGMT YES FOR FOR 4.00 Ratify selection of auditors MGMT YES FOR FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.' Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Preferred Dividend Fund
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       (Registrant)

By:     /s/Ismail Gunes
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       (Signature & Title)

Name:   Ismail Gunes
Title:  Vice President

Date:   August 30, 2005